Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

November 6, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019)

on behalf of Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 25, 2012 to the Prospectus dated January 1, 2012 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated October 25, 2012 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8055.

Very truly yours,

/s/ Deanna Foley

Deanna Foley

Paralegal